1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Frederick H. Sherley frederick.sherley@dechert.com +1 704 339 3151 Direct +1 704 339 3171 Fax

July 29, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	HSBC Investor Funds (the “Registrant”) File Nos. 333-07647 and 811-04782 Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 137 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 138 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made on behalf of HSBC Frontier Markets Fund (the “Fund”), for the purpose of incorporating an amended concentration policy of the Fund and related changes to the Fund’s investment strategy and risks. The Board of Trustees of the Registrant has approved the amended policy, and shareholder approval will be obtained from the Fund’s sole shareholder no later than upon commencement of the Fund’s operations.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 704.339.3151.

Very truly yours,

/s/ Frederick H. Sherley

Frederick H. Sherley

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